Schedule of loss before income taxes (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
IncomeTaxesLineItems [Line Items]
Loss/ (Profit) for the year before income taxes	$ 124	₨ 10,652	₨ (329,331)	₨ (241,380)
Country of domicile [member]
IncomeTaxesLineItems [Line Items]
Loss/ (Profit) for the year before income taxes		(347,504)	(273,102)	(353,088)
Foreign countries [member]
IncomeTaxesLineItems [Line Items]
Loss/ (Profit) for the year before income taxes		₨ 358,156	₨ (56,229)	₨ 111,708